MEZZANINE EQUITY - CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Schedule of Preferred Stock Activity [Table Text Block]
Changes in carrying value are also subtracted from net income (loss), (in a manner similar to the treatment of dividends paid on preferred stock), in arriving at net income (loss) available to common stockholders used in the calculation of earnings per share.

CONVERTIBLE PREFERRED MEZZANINE EQUITY

	March 31, 2016	March 31, 2015
Shares authorized	500	500
Shares outstanding	100	100
Par value	$0.01	$0.01
Stated value	$100,000	$100,000
Conversion Price	$0.07	$0.07
Common shares to be issued upon redemption	142,857,143	142,857,143
Closing price on valuation date	$0.31	$0.2450

Carrying value of convertible preferred mezzanine equity	$44,285,714	$35,000,000

INCREASE / (DECREASE) IN VALUE OF CONVERTIBLE PREFERRED MEZZANINE EQUITY

	FISCAL YEAR ENDED
	March 31, 2016	March 31, 2015
Series I Preferred	9,285,715	(23,709,069)